Summary of Significant Accounting Policies - Property and equipment (Details) - Evolv Technologies Holdings Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Lease term	4 years	4 years
Computers and telecommunications equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years	4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Leased equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years